Property, Plant and Equipment, Net - Components of Property, Plant and Equipment, Net, Excluding Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gross assets	$ 42,450	$ 36,807
Less accumulated depreciation	(26,926)	(24,047)
Property, plant and equipment, net	15,524	12,760
Land
Property, Plant and Equipment [Line Items]
Gross assets	199	199
Building and improvements
Property, Plant and Equipment [Line Items]
Gross assets	8,105	8,168
Rental property
Property, Plant and Equipment [Line Items]
Gross assets	2,749	2,749
Software
Property, Plant and Equipment [Line Items]
Gross assets	17,175	12,393
Furniture and equipment
Property, Plant and Equipment [Line Items]
Gross assets	13,994	13,117
Construction in process
Property, Plant and Equipment [Line Items]
Gross assets	$ 228	$ 181